Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	$ 1,199	$ 1,353
Input taxes receivable	338	262
Input taxes payable	189	134
Available for sale securities [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	80	70
Other derivative contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets and liabilities		7
Other derivative contracts [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets and liabilities	213	365
Non-current available for sale shares and other investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	408	344
Non-current available for sale shares and other investments [member] | Available for sale securities [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	80	70
US Treasury Notes [member] | Financial assets held at fair value through profit or loss [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	108	97
BHP Billiton Foundation [member]
Disclosure of detailed information about financial instruments [Line Items]
Investments held which are restricted and not available for general use by the Group	$ 343	$ 304